Fair Value Quantitative And Qualitative Disclosures	12 Months Ended
Dec. 31, 2021
Statement [LineItems]
Fair Value Quantitative And Qualitative Disclosures
13	FAIR VALUE QUANTITATIVE AND QUALITATIVE DISCLOSURES
The fair value is the amount at which an asset can be exchanged, or at which a liability can be settled, in mutual independent terms and conditions between participants of the principal market (or the most advantageous market) who are duly informed and willing to transact in an orderly and current transaction, at the measurement date under the current market conditions whether the price is directly observable or estimated using a valuation technique under the assumption that the Bank is an ongoing business.
When a financial instrument is quoted in a liquid and active market, its price in the market in a real transaction provides the most reliable evidence of its fair value. Nevertheless, when there is no quoted price in the market or it cannot be an evidence of the fair value of such instrument, in order to determine such fair value, the entities may use the market value of another instrument with similar characteristics, the analysis of discounted cash flows or other applicable techniques, which shall be significantly affected by the assumptions used.
Notwithstanding the above, the Bank’s Management has used its best judgment to estimate the fair values of its financial instruments; any technique to perform such estimate implies certain inherent fragility level.
Fair value hierarchy
The Bank uses the following hierarchy to determine and disclose the fair value of financial instruments, according to the valuation technique applied:

•
Level 1: quoted prices (unadjusted) observable in active markets that the Bank accesses to at the measurement day for identical assets or liabilities. The Bank considers markets as active only if there are sufficient trading activities with respect to the volume and liquidity of the identical assets or liabilities and when there are binding and exercisable price quotes available at each reporting period.

•
Level 2: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are observable for the asset or liability, either directly or indirectly. Such inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical instruments in inactive markets and observable inputs other than quoted prices such as interest rates and yield curves, implied volatilities, and credit spreads. In addition, adjustments to level 2 inputs may be required for the condition or location of the asset or the extent to which it relates to items that are comparable to the valued instrument. However, if such adjustments are based on unobservable inputs which are significant to the entire measurement, the Bank will classify the instruments as Level 3.

•
Level 3: Valuation techniques for which the data and variables having a significant impact on the determination of the fair value recognized or disclosed are not based on observable market information.

The following tables show the hierarchy in the Bank’s financial asset and liability at
fair value measurement, as of December 31, 2021 and 2020:

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	26,624,503
Financial institutions	145,701,649
Other	6,426
Debt Securities at fair value through profit or loss			32,406,588	31,000,826	289,009	1,116,753
Derivative financial instruments			1,296	396	900
Repo transactions
BCRA	31,405,801
Other financial assets	33,069,312		2,070,550	2,039,529		31,021
Loans and other financing
To the non-financial government sector	2,375,900
Other financial institutions	1,510,255
To the non-financial private sector and foreign residents
Overdraft	24,393,228
Documents	42,305,869
Mortgage loans	41,691,947
Pledge loans	7,560,640
Personal loans	97,887,634
Credit cards	94,963,074
Leases	477,990
Other (1)	39,194,551
Other debt Securities	24,042,051	261,934,556		145,515,549	116,419,007
Financial assets delivered as guarantee	17,964,257
Equity instruments at fair value through profit or loss			3,781,006	67,490		3,713,516

Total financial assets	631,175,087	261,934,556	38,259,440	178,623,790	116,708,916	4,861,290

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Financial liabilities
Deposits
From the non-financial government sector	56,402,528
From the financial sector	961,192
From the non-financial private sector and foreign residents
Checking accounts	100,868,512
Savings accounts	185,245,996
Time deposits and investment accounts	229,654,054
Other	15,718,422
Liabilities at fair value through profit or loss		1,501,421	126,311	1,627,732
Derivative financial instruments			2,532		2,532
Other financial liabilities	67,935,119
Financing received from BCRA and other financial entities	437,726
Issued corporate bonds	2,990,809
Subordinated corporate bonds	41,974,169

Total financial liabilities	702,188,527	1,501,421	128,843	1,627,732	2,532

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial assets
Cash and deposits in Banks
Cash	38,373,382
Financial institutions	157,793,718
Other	7,943
Debt Securities at fair value through profit or loss			82,991,433	82,420,193	10	571,230
Derivative financial instruments			1,493,533		10,916	1,482,617
Repo transactions
BCRA	59,503,764
Other financial assets	27,593,415		913,864	874,349		39,515
Loans and other financing
To the non-financial government sector	5,455,960
Other financial institutions	2,754,079
To the non-financial private sector and foreign residents
Overdraft	26,583,643
Documents	41,198,756
Mortgage loans	38,355,185
Pledge loans	5,019,644
Personal loans	106,049,719
Credit cards	97,004,890
Leases	178,960
Other (1)	65,954,921
Other debt Securities	46,963,661	268,683,871		174,213,033	94,470,838
Financial assets delivered as guarantee	20,522,947	1,050,173		1,050,173
Equity instruments at fair value through profit or loss			7,876,588	14,876		7,861,712

Total financial assets	739,314,587	269,734,044	93,275,418	258,572,624	94,481,764	9,955,074

(1)	Includes the total allowances to the non-financial private sector and foreign residents.

Item	Amortized cost	Fair value through OCI	Fair value through P/L	Fair value hierarchy
				Level 1	Level 2	Level 3
Financial liabilities
Deposits
From the non-financial government sector	111,040,851
From the financial sector	1,051,180
From the non-financial private sector and foreign residents
Checking accounts	98,717,496
Savings accounts	209,574,132
Time deposits and investment accounts	274,362,919
Other	42,967,625
Derivative financial instruments			347	347
Repo transactions
Other financial institutions	933,682
Other financial liabilities	74,287,265
Financing received from BCRA and other financial entities	1,387,310
Issued corporate bonds	7,436,745
Subordinated corporate bonds	51,773,419

Total financial liabilities	873,532,624		347	347

Description of the valuation process
The fair value of instruments categorized as Level 1 was assessed by using quoted prices effective at the end of each fiscal year in active markets for identical assets or liabilities, if representative. Currently, for most of the government and private securities, there are two principal markets in which the Bank operates: BYMA and MAE. Additionally, in the case of derivatives, both MAE and Mercado a Término de Rosario SA (ROFEX) are deemed active markets.
On the other hand, for certain assets and liabilities that do not have an active market, categorized as Level 2, the Bank used valuation techniques that included the use of market transactions performed under mutual independent terms and conditions, between interested and duly informed parties, provided that they are available as well as references to the current fair value of another instrument being substantially similar, or otherwise the analysis of cash flows discounted at rates built from market information of similar instruments. In addition, certain assets and liabilities included in this category were valued using price quotes of identical instruments in “less active markets”.
Finally, the Bank has categorized as level 3 those assets and liabilities for which there are no identical or similar transactions in the market. For this approach, the Bank mainly used the cash flow discount model.
As of December 31, 2021 and 2020, the Bank has neither changed the techniques nor the assumptions used to estimate the fair value of the financial instruments.
Below is the reconciliation between the amounts at the beginning and at the end of the fiscal year of the financial assets and liabilities recognized at fair value categorized as level 3:

Reconciliation	As of December 31, 2021
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments

Amount at the beginning	571,230	39,515	7,861,712	1,482,617
Transfers to Level 3
Transfers from Level 3
Profit and loss (1)	352,566	1,829	(1,456,561)	(1,045,763)
Recognition and derecognition	502,430	5,135	(22,299)
Monetary effects	(309,473)	(15,458)	(2,669,336)	(436,854)

Amount at the end of the fiscal year	1,116,753	31,021	3,713,516

Reconciliation	As of December 31, 2020
	Debt instruments	Other financial assets	Equity instruments at fair value through profit or loss	Derivative financial instruments

Amount at the beginning	1,674,888	47,266	5,357,799	1,161,481
Transfers to Level 3
Transfers f rom Level 3
Profit and loss (1)	313,643	14,297	3,939,180	629,470
Recognition and derecognition	(1,194,786)	(9,820)	25,828
Monetary effects	(222,515)	(12,228)	(1,461,095)	(308,334)

Amount at the end of the fiscal year	571,230	39,515	7,861,712	1,482,617

(1)	Profit and loss are recorded in “Net gain from measurement of financial instruments at fair value”.
Instruments measured as level 3 mainly include equity instruments at fair value through profit or loss which comprise Prisma (see note 12). As of December 31, 2020, its Fair Value was calculated on the basis of independent appraisers’ valuations, who relied on a future discounted cash flow method embracing an income approach. Instead, as of December 31 2021, the fair value is the final price of such shares that was determined pursuant to proceeding contractually agreed between the parties (see note 12).
On the other hand, as of December 31, 2020, the Bank included in Level 3 the put option taken for the abovementioned participation in Prisma which fair value was calculated by the same appraisers abovementioned. The result of the assets measured at fair value on the basis of unobservable data was recognized in “Net gain from measurement of financial instruments at fair value”. For the measurement of this instrument, a valuation technique based on the binomial method has been used by creating an equivalent portfolio with identical conditions to the put and taking into account different scenarios. The valuation model considers the projected value of the company’s cash flows and financial debt of the exercise date (34 months after the closing of the contract). Expected cash flows are discounted using WACC (Weighted Average Cost of Capital) discount rate.
Additionally, the other instruments measured as level 3 include debt securities of financial trusts and corporate bonds, for which the construction of fair values was obtained based on the Bank’s own assumptions that are not easily available in the market. The most significant assumption was the placement cutoff rate of such instruments in the market at the end of the period, used to determine the actual value of cash flows.
Quantitative information about Level 3 Fair Value Measurements
Equity instruments at fair value through profit or loss
At December 31, 2020, the fair value of the equity interest held in Prisma was calculated with the assistance of independent appraisers’ using a discounted cash flow method by applying an income approach.
The most relevant unobservable input data
includes
:

•	Projected EBITDA and Free cash flow (mainly determined by the expected evolution of the level of transactions and fees)

•	Minority discount rate (equivalent to 1 / (1 + Premium control) – 1)

•	WACC (Weighted Average Cost of Capital) of Prisma.

•	g = growth factor for terminal value.

•	Capital expenditures assumptions.
Below is disclosed the sensitivity analysis for the valuation of the remaining 49% equity of Prisma. As of December 31, 2021 still held by the selling shareholders. The sensitivity is related to the two following variables: the WACC and the growth level for future cash flows after 2023 that determines the terminal value:
Prisma Medios de Pago SA equity (49%) plus minority discount
(9.09%) – US$ millions
g (terminal value growth – annual)

		2.00%	3.00%	4.00%
	97.5%	370.9	391.8	416.5
WACC	100%	366.2	386.8	411.1
	102.5%	361.7	381.9	405.9
The scenario for the valuation considers WACC at 100% and g at 3%.
As Banco Macro SA
held
an interest in Prisma of 4.494083% the fair value accounts amounts to 7,510,821, which was
within a range of 7,022,526 and 8,086,571 according to the calculated sensitivity.
As of December 31, 2021, as abovementioned, the fair value of the equity interest held in Prisma is the final price agreed between the parties.
Derivative financial instruments
As of December 31, 2020, as previously mentioned, the Bank recognized the put option taken related to the participation in Prisma. These instruments were measured using a valuation technique based on a binomial option pricing model.
The most relevant unobservable input data used in the pricing model include:

•	Monthly volatility (sensitivity to volatility ranging from 10%, 12% and 15%).

•
The theoretical exercise price for the option. This price is 7 times the expected EBITDA for the third year. This EBITDA is calculated considering the expected cash flows of the business as well as the financial indebtedness, considering Cash and Banks and Short-term investments, and financial indebtedness projected for the option exercise date.

•	Dividend yield.

•	Underlying asset (that arises from making the relation between estimated Equity Value with the numbers of shares and the WACC (Weighted Average Cost of Capital).
Below is disclosed the sensitivity for the valuation of the put option per share, based on the level of implied volatility and the theoretical exercise price of the share price:
Sensibility - US$
Volatility

		10.0%	12.0%	15.0%
	95%	1.08	1.16	1.26
EBITDA	100%	1.26	1.31	1.42
	105%	1.43	1.48	1.58
The scenario considered for the valuation considers EBITDA at 100% and volatility at 12%.
The
fair value of the put
as of December 31, 2020 was
1,482,618, which
was
within the range of 1,426,029 and 1,618,429 according to the calculated sensitivity as of such date
.
Debt securities
The following table provides quantitative information about the valuation techniques and significant unobservable inputs used in the valuation of the main of debt securities of financial trusts for which the Bank uses an internal model.

Composition	Fair value of	Valuation technique	Significant unobservable inputs	Range of inputs
	Level 3 Assets			12/31/2021
	12/31/2021			Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	321,674	Income approach (discounted cash flow)	Discount rate in pesos	43.32	46.14	%
Corporate bonds	792,124	Income approach (discounted cash flow)	Discount rate in pesos	26.19	40.99	%

Composition	Fair value of	Valuation technique	Significant unobservable inputs	Range of inputs
	Level 3 Assets			12/31/2020
	12/31/2020			Range of inputs
				Low	High	Unit
Provisional Debt Securities of Financial Trusts	567,676	Income approach (discounted cash flow)	Discount rate in pesos	43.84	47.60	%
The table below describes the effect of changing the significant unobservable inputs to reasonably possible alternatives. Sensitivity data were calculated using a number of techniques including analyzing price dispersion of different price sources, adjusting model inputs to analyze changes within the fair value methodology.

	12/31/2021		12/31/2020
	Favorable changes	Unfavorable changes	Favorable changes	Unfavorable changes
Provisional Debt Securities of Financial Trusts	154	(152)	679	(663)
Corporate bonds	15,286	(14,091)
Changes in fair value levels
The Bank monitors the availability of information in the market to evaluate the classification of financial instruments into the fair value hierarchy as well as the resulting determination of transfers between levels 1, 2 and 3 at each period end.
As of December 31, 2021 and 2020, the Bank has not recognized any transfers between levels 1, 2 and 3 of the fair value hierarchy.
Financial assets and liabilities not measured at fair value
Next follows a description of the main methods and assumptions used to determine the fair values of financial instruments not recognized at their fair value in these consolidated financial statements:

•
Instruments with fair value similar to the carrying amount: financial assets and liabilities that are liquid or have short-term maturities (less than three months) were deemed to have a fair value similar to the carrying amount.

•
Fixed and variable rate of financial instruments: the fair value of financial assets was recognized discounting future cash flows at current market rates, for each fiscal year, for financial instruments of similar characteristics. The estimated fair value of fixed-interest rate deposits and liabilities was assessed discounting future cash flows by using estimated interest rates for deposits or placings with similar maturities to those of the Bank’s portfolio.

•	For public listed assets and liabilities, or those for which the prices are reported by certain renowned pricing providers, the fair value was determined based on such prices.
The following table shows a comparison between the fair value and the carrying amount of financial instruments not measured at fair value as of December 31, 2021 and 2020:

Composition	12/31/2021
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	172,332,578	172,332,578			172,332,578
Repo transactions	31,405,801	31,405,801			31,405,801
Other financial assets	33,069,312	33,069,312			33,069,312
Loans and other financing	352,361,088			327,385,535	327,385,535
Other debt securities	24,042,051	22,870,843	649,862	156,143	23,676,848
Financial assets delivered as guarantee	17,964,257	17,964,257			17,964,257

Total	631,175,087	277,642,791	649,862	327,541,678	605,834,331

Financial liabilities
Deposits	588,850,704	333,710,730		254,808,085	588,518,815
Other financial liabilities	67,935,119	66,489,254	1,434,811		67,924,065
Financing received from the BCRA and other financial entities	437,726	396,210	38,375		434,585
Issued corporate bonds	2,990,809		2,632,631		2,632,631
Subordinated corporate bonds	41,974,169		34,459,093		34,459,093

Total	702,188,527	400,596,194	38,564,910	254,808,085	693,969,189

Composition	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial assets
Cash and deposits in banks	196,175,043	196,175,043			196,175,043
Repo transactions	59,503,764	59,503,764			59,503,764
Other financial assets	27,593,415	27,593,415			27,593,415
Loans and other financing	388,555,757			362,198,537	362,198,537
Other debt securities	46,963,660	15,939,083	33,524,602	223,887	49,687,572
Financial assets delivered as guarantee	20,522,947	20,522,947			20,522,947

Total	739,314,586	319,734,252	33,524,602	362,422,424	715,681,278

Composition	12/31/2020
	Carrying amount	Level 1	Level 2	Level 3	Fair value
Financial liabilities
Deposits	737,714,203	366,882,887		370,411,513	737,294,400
Repo transactions	933,682	933,682			933,682
Other financial liabilities	74,287,265	72,269,553	2,009,484		74,279,037
Financing received from the BCRA and other financial entities	1,387,310	488,858	883,979		1,372,837
Issued corporate bonds	7,436,745		6,220,000		6,220,000
Subordinated corporate bonds	51,773,419		43,929,655		43,929,655

Total	873,532,624	440,574,980	53,043,118	370,411,513	864,029,611